Contractual Maturities of Installment Loans Except Purchased Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	$ 10,271	¥ 844,162
2014	5,295	435,229
2015	3,439	282,690
2016	2,615	214,919
2017	1,511	124,199
Thereafter	9,383	771,140
Total	$ 32,514	¥ 2,672,339